REVENUE RECOGNITION, Contract Assets and Liabilities (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition [Abstract]
Contract assets, current	$ 753		$ 753		$ 622	$ 566
Contract assets, non-current (included within Other assets)	75		75		57	100
Total contract assets	828		828		679	666
Contract liabilities, current	(495)		(495)		(443)	(448)
Contract liabilities, non-current (included within Other long-term liabilities)	(166)		(166)		(168)	(164)
Total contract liabilities	(661)		(661)		(611)	(612)
Net contract assets	167		167		68	54
Contract with customer, asset, change			149		13	143
Contract with customer, liability, change			50		(1)	4
Contract with customer, liability, revenue recognized	$ 55	$ 53	$ 288	$ 301	$ 362
New Revenue Standard [Member]
Revenue Recognition [Abstract]
Total contract assets						666
Total contract liabilities						$ (612)